Commitments and Contingencies - Additional Information (Details) - Hoya Intermediate, LLC - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease term		11 years
Termination date	Nov. 01, 2021
Sales Tax Expense		$ 9.0	$ 6.8	$ 10.0
General and Administrative Expense [Member]
Rent expense		$ 3.7	2.8	$ 2.7
Termination date		Dec. 31, 2034
Lease termination expenses		$ 1.3
General and Administrative Expense [Member] | Minimum
Rent expense		1.5
General and Administrative Expense [Member] | Maximum
Rent expense		1.8
Prepaid Expenses and Other Current Assets [Member]
Insurance recovery assets		0.5	2.5
Claim settlement pool		4.5
Accrued expenses and other current liabilities [Member]
Company recognized a liability for sales tax		8.8	16.8
Canada
Accrued liabilities		0.9	1.1
Accrued Liabilities [Member]
Accrued liabilities		$ 1.7	$ 2.6